LONG-TERM INVESTMENT (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Revenues	$ 37,809,465	$ 29,055,306	$ 24,792,229
Gross profit	13,565,238	11,020,888	9,013,240
Income from operations	1,634,909	6,283,061	6,276,422
P S M Z J K [Member]
Restructuring Cost and Reserve [Line Items]
Revenues	27,436,334	23,274,566	18,857,867
Gross profit	7,511,372	7,096,898	6,244,102
Income from operations	7,106,210	6,277,084	5,857,827
Net income	$ 5,374,454	$ 4,766,325	$ 4,420,948